Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Entity Registrant Name	COMMITTED CAPITAL ACQUISITION CORP
Entity Central Index Key	0001399520
Entity Filer Category	Smaller Reporting Company

BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010		Dec. 31, 2009
CURRENT ASSETS:
Cash and cash equivalents	$ 391	$ 612		$ 6,559
Prepaid expenses		4,500
Total current assets	391	5,112		6,559
OTHER ASSETS:
Deferred offering costs	122,861
TOTAL ASSETS	123,252	5,112		6,559
CURRENT LIABILITIES:
Accounts payable	80,225			1,735
Accrued interest - related party		9,024		4,677
Related party advances	27,768	26,382
Note payable - related party	120,000	49,000		49,000
Total current liabilities	227,993	84,406		55,412
TOTAL LIABILITIES	227,993	84,406		55,412
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT:
Preferred stock, $.0001 par value; 10,000,000 shares authorized; 0 issued and outstanding
Common stock, $.0001 par value; 75,000,000 shares authorized; 6,750,000 and 8,698,455 shares issued and outstanding at June 30, 2011 and December 31, 2010, respectively and 8,698,455 and 8,698,455 shares issued and outstanding at December 31, 2009	675	869	[1]	869	[1]
Additional paid-in capital	23,325	30,059		30,059
Deficit accumulated during the development stage	(128,741)	(110,222)		(79,781)
TOTAL STOCKHOLDERS' DEFICIT	(104,741)	(79,294)		(48,853)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 123,252	$ 5,112		$ 6,559

[1]	Common shares retroactively restated for a 4.21875 for 1 forward stock split effected on May 20, 2011. See Note 6.

BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	6,750,000	8,698,455	8,698,455
Common stock, shares outstanding	6,750,000	8,698,455	8,698,455

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				60 Months Ended	66 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2010	Jun. 30, 2011
REVENUE
OPERATING EXPENSES:
General and administrative expenses	5,503	11,826	16,180	14,846	26,094		22,331		101,197	117,377
LOSS FROM OPERATIONS	(5,503)	(11,826)	(16,180)	(14,846)	(26,094)		(22,331)		(101,197)	(117,377)
OTHER (EXPENSE)
Interest expense - related party	(885)	(1,040)	(2,339)	(1,908)	(4,347)		(2,642)		(9,025)	(11,364)
Total other (expense)	(885)	(1,040)	(2,339)	(1,908)	(4,347)		(2,642)		(9,025)	(11,364)
NET LOSS	$ (6,388)	$ (12,866)	$ (18,519)	$ (16,754)	$ (30,441)		$ (24,973)		$ (110,222)	$ (128,741)
BASIC NET LOSS PER SHARE	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC	7,544,780	8,698,455	6,830,294	8,698,455	8,698,455	[1]	8,603,367	[1]

[1]	Common shares retroactively restated for a 4.21875 for 1 forward stock split effected on May 20, 2011. See Note 6.

STATEMENTS OF OPERATIONS (Parenthetical)	0 Months Ended
May 20, 2011
Common shares forward stock split ratio	4.21875

STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Total	Common Stock	Additional Paid-in Capital	Treasury Stock	Deficit Accumulated During the Development Stage
BEGINNING BALANCE at Jan. 23, 2006
Issuance of common stock for cash at $.004 per share (in shares)		8,437,500
Issuance of common stock for cash at $.004 per share	$ 30,000	$ 843	$ 29,157
Net loss	(12,951)				(12,951)
ENDING BALANCE at Dec. 31, 2006	17,049	843	29,157		(12,951)
ENDING BALANCE (in shares) at Dec. 31, 2006		8,437,500
Net loss	(11,777)				(11,777)
ENDING BALANCE at Jun. 30, 2007	5,272	843	29,157		(24,728)
ENDING BALANCE (in shares) at Jun. 30, 2007		8,437,500
BEGINNING BALANCE at Dec. 31, 2006	17,049				(12,951)
Net loss	(16,879)				(28,656)
ENDING BALANCE at Dec. 31, 2007	(11,607)	843	29,157		(41,607)
ENDING BALANCE (in shares) at Dec. 31, 2007		8,437,500
BEGINNING BALANCE at Jun. 30, 2007	5,272	843	29,157		(24,728)
Net loss	(16,879)				(16,879)
ENDING BALANCE at Dec. 31, 2007	(11,607)	843	29,157		(41,607)
ENDING BALANCE (in shares) at Dec. 31, 2007		8,437,500
Net loss	(13,201)				(13,201)
ENDING BALANCE at Dec. 31, 2008	(24,808)	843	29,157		(54,808)
ENDING BALANCE (in shares) at Dec. 31, 2008		8,437,500
Issuance of common stock for cash at $.004 per share (in shares)		260,955
Issuance of common stock for cash at $.004 per share	928	26	902
Net loss	(24,973)				(24,973)
ENDING BALANCE at Dec. 31, 2009	(48,853)	869	30,059		(79,781)
ENDING BALANCE (in shares) at Dec. 31, 2009		8,698,455
Net loss	(30,441)				(30,441)
ENDING BALANCE at Dec. 31, 2010	(79,294)	869	30,059		(110,222)
ENDING BALANCE (in shares) at Dec. 31, 2010		8,698,455
Purchase of Treasury Stock	(6,928)			(6,928)
Retirement of Treasury Stock (in shares)		(1,948,455)
Retirement of Treasury Stock		(194)	(6,734)	6,928
Net loss	(18,519)				(18,519)
ENDING BALANCE at Jun. 30, 2011	$ (104,741)	$ 675	$ 23,325		$ (128,741)
ENDING BALANCE (in shares) at Jun. 30, 2011		6,750,000

STATEMENT OF STOCKHOLDERS' DEFICIT (Parenthetical) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2009
Issuance of common stock for cash, per share	$ 0.004	$ 0.004

STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		60 Months Ended	66 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (18,519)	$ (16,754)	$ (30,441)	$ (24,973)	$ (110,222)	$ (128,741)
Changes in operating assets and liabilities:
Decrease (Increase) in prepaid expenses	4,500		(4,500)		(4,500)
Increase (Decrease) in accounts payable	5,000	1,908	(1,735)	881		5,000
Increase (Decrease) in accrued interest - related party	(9,024)	(1,735)	4,347	2,641	9,024
Net cash used in operating activities	(18,043)	(16,581)	(32,329)	(21,451)	(105,698)	(123,741)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock				928	30,928	30,928
Payment of offering costs	(47,636)					(47,636)
Payments for treasury stock	(6,928)					(6,928)
Proceeds from related party advances	74,386		26,382		26,382	100,768
Net cash provided by financing activities	17,822	11,100	26,382	27,428	106,310	124,132
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(221)	(5,481)	(5,947)	5,977	612	391
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF PERIOD	612	6,559	6,559	582
CASH AND CASH EQUIVALENTS AT END OF PERIOD	391	1,078	612	6,559	612	391
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the period for interest	484
NON-CASH SCHEDULE OF INVESTING AND FINANCING ACTIVITIES
Conversion of notes payable (related party), advances (related party) and accrued interest to notes payable (related party)	120,000
Deferred offering costs included in accounts payable	75,225
Related Party Transactions
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable - related party		11,100		26,500	49,000	49,000
Payments for note payable - related party	$ (2,000)					$ (2,000)

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 — ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

(a) Organization and Business:

Committed Capital Acquisition Corporation (the “Company”) (f/k/a Plastron Acquisition Corp. II) was incorporated in the state of Delaware on January 24, 2006 for the purpose of raising capital that is intended to be used in connection with its business plans which may include a possible merger, acquisition or other business combination with an operating business.

The Company is currently in the development stage as defined in ASC Topic 915. All activities of the Company to date relate to its organization, initial funding and share issuances.

On May 27, 2011, the Company commenced the process to convert the Company to a special purpose acquisition corporation. In connection with this conversion the Company is filing a form S-1 with the United States Securities and Exchange Commission whereby it is offering to sell up to 5,000,000 units at a price of  $5.00 per unit. Each unit consists of one share of common stock, par value  $0.0001 per share (the “Common Stock”), and one warrant to purchase one share of Common Stock. Under the terms of the warrant agreement, the Company has agreed to use their best efforts to file a post-effective or new registration statement under the Securities Act of 1933, as amended, following the completion of the Company's initial business transaction. Each warrant entitles the holder to purchase one share of common stock at a price of  $5.00. Each warrant will become exercisable upon the effectiveness of the registration statement to be filed upon the completion of an initial business transaction and will expire 45 days thereafter. However, if the Company does not complete its initial business transaction on or prior to the 21-month or 24-month period allotted to complete the initial business transaction as described below, the warrants will expire at the end of such period. If the Company is unable to deliver registered shares of common stock to the holder upon exercise of warrants during the exercise period, there will be no cash settlement of the warrants and the warrants will expire worthless.

In connection with the proposed offering, the Company's initial stockholders and designees have committed to purchase 2,000,000 shares of common stock at a price of  $5.00 per share in a private placement which will occur concurrently with the closing of the Company’s initial business transaction. Just prior to the closing of the proposed offering the Company will amend its charter to become a special purpose acquisition corporation and as a result the Company will have 21 months from the date of effectiveness of the registration statement of which the prospectus forms a part (the “registration statement”) (or 24 months from the date of effectiveness of the registration statement if a letter of intent or a definitive agreement has been executed within 21 months from the date of effectiveness of the registration statement and the business transaction relating thereto has not yet been completed within such 21-month period) to enter into negotiations and consummate an initial business transaction.

Going Concern

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. The Company has not begun generating revenue, is considered a development stage company, has experienced recurring net operating losses, and had an accumulated deficit of ( $128,741) and a working capital deficiency of ( $97,813) as of June 30, 2011. These factors raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

(b) Basis of Presentation:

The accompanying unaudited financial statements have been prepared in accordance with Securities and Exchange Commission’s requirements for financial statements. The accompanying unaudited financial statements should be read in conjunction with the audited financial statements contained in the Form 10-K for the year ended December 31, 2010.

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

The financial information is unaudited. In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present fairly the financial position as of June 30, 2011 and the results of operations and cash flows presented herein have been included in the financial statements.

The Company effectuated a 4.21875 for 1 forward stock split on May 20, 2011. All shares have been retroactively restated.

(c) Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d) Deferred offering costs:

The Company complies with the requirements of ASC 340. Deferred offering costs consist principally of  $122,861 of legal, accounting and printing fees incurred through the balance sheet date that are related to the proposed offering and that will be charged to stockholders’ equity upon the completion of the proposed offering or charged to operations if the proposed offering is not completed.

(e) Income taxes:

The Company applies a more-likely-than-not recognition threshold for all tax uncertainties. ASC Topic 740 only allows the recognition of those tax benefits that have a greater than fifty percent likelihood of being sustained upon examination by the taxing authorities. As of June 30, 2011, the Company reviewed its tax positions and determined there were no outstanding, or retroactive tax positions with less than a 50% likelihood of being sustained upon examination by the taxing authorities. Therefore this standard has not had a material effect on the Company.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

The Company classifies tax-related penalties and net interest as income tax expense. As of June 30, 2011, no income tax expense has been incurred.

(f) Loss per share of common stock:

Basic loss per share is calculated using the weighted-average number of shares common stock outstanding during each reporting period. Diluted loss per share includes potentially dilutive securities such as outstanding options and warrants, using various methods such as the treasury stock or modified treasury stock method in the determination of dilutive shares outstanding during each reporting period. The Company does not have any potentially dilutive instruments.

(g) Fair value of financial instruments:

The carrying value of cash equivalents and accrued expenses approximates fair value due to the short period of time to maturity.

(h) New accounting pronouncements:

The Company has evaluated the recent accounting pronouncements through ASU 2011-07 and believes that none of them will have a material effect on the Company’s financial statements.

NOTE 1 — ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

(a) Organization and Business:

Committed Capital Acquisition Corporation (formerly Plastron Acquisition Corp. II) (the “Company”) was incorporated in the state of Delaware on January 24, 2006 for the purpose of raising capital that is intended to be used in connection with its business plans which may include a possible merger, acquisition or other business combination with an operating business.

The Company is currently in the development stage as defined in ASC Topic 915. All activities of the Company to date relate to its organization, initial funding and share issuances.

Going Concern

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. The Company has not begun generating revenue, is considered a development stage company, has experienced recurring net operating losses, had an accumulated deficit of ( $110,222) and had a working capital deficiency of ( $79,294) as of December 31, 2010. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Management plans to issue more shares of common stock in order to raise funds. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

(b) Basis of Presentation:

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

(c) Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d) Cash and cash equivalents:

For purposes of the statement of cash flows, the Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.

(e) Income taxes:

The Company follows ASC Topic 740 for recording the provision for income taxes. Deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change.

Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. Deferred taxes are classified as current or non-current, depending on the classification of assets and liabilities to which they relate. Deferred taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse.

The Company applies a more-likely-than-not recognition threshold for all tax uncertainties. ASC Topic 740 only allows the recognition of those tax benefits that have a greater than fifty percent likelihood of being sustained upon examination by the taxing authorities. As of December 31, 2010, the Company reviewed its tax positions and determined there were no outstanding, or retroactive tax positions with less than a 50% likelihood of being sustained upon examination by the taxing authorities, therefore this standard has not had a material effect on the Company.

The Company files an income tax return in the U.S. federal jurisdiction, and may file income tax returns in various U.S. states and foreign jurisdictions. Generally, the Company is no longer subject to income tax examinations by major taxing authorities for years before 2007.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

The Company classifies tax-related penalties and net interest as income tax expense. As of December 31, 2010 and 2009, no income tax expense has been incurred.

(f) Loss per common share:

Basic loss per share is calculated using the weighted-average number of common shares outstanding during each reporting period. Diluted loss per share includes potentially dilutive securities such as outstanding options and warrants, using various methods such as the treasury stock or modified treasury stock method in the determination of dilutive shares outstanding during each reporting period. The Company does not have any potentially dilutive instruments.

(g) Fair value of financial instruments:

The carrying value of cash equivalents and accrued expenses approximates fair value due to the short period of time to maturity.

(h) New accounting pronouncements:

The Company has evaluated the recent accounting pronouncements through ASU 2011-01 and believes that none of them will have a material effect on the company’s financial statements.

RELATED PARTY ADVANCES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
RELATED PARTY ADVANCES

NOTE 2 — RELATED PARTY ADVANCES:

During the year ended December 31, 2010, the Company received a total of  $26,382 from Broadband Capital Management, LLC (“BCM”), a registered broker-dealer. These loans, which have been refinanced as described below, were due upon demand and had an imputed interest rate of 8.25% per annum. Michael Rapp, the Company's President and director, and Philip Wagenheim, the Company's Secretary and director, serve as management of BCM.

During the three months ended March 31, 2011, the Company received a total of  $14,795 from BCM. These loans, which have been refinanced as described below, were due upon demand and had an imputed interest rate of 8.25% per annum.

On May 27, 2011, the Company refinanced all of its related party advances received from BCM on or prior to May 27, 2011, along with its other related party obligations, through a new loan payable agreement described in Note 3, below.

During the three and six months ended June 30, 2011, the Company received a total of  $27,768 and  $42,563, respectively, from BCM. The  $27,768 in advances made during the three-months period ended June 30, 2011 bear no interest and the advances made during the three-month period ended March 31, 2011 were refinanced through the new loan payable agreement described in Note 3.

For the three and six months ended June 30, 2011, interest expense from related party advances was  $364 and  $586, respectively. For the three and six months ended June 30, 2010, interest expense from related party advances was  $162 and  $162, respectively.

NOTE 2 — RELATED PARTY ADVANCES:

During the year ended December 31, 2010, the Company received a total of  $26,382 from Broadband Capital Management, LLC (“BCM”). The loans are due upon demand and have an imputed interest rate of 8.25% per annum. Clifford Chapman, our director, Michael Rapp, our President and director, and Philip Wagenheim, our Secretary and director, all serve as management of BCM, a registered broker-dealer.

For the years ended December 31, 2010 and 2009, interest expense was  $845 and  $0, respectively.

NOTE PAYABLE - RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
NOTE PAYABLE - RELATED PARTY

NOTE 3 — NOTE PAYABLE — RELATED PARTY:

On March 9, 2007, the Company entered into a loan agreement with BCM pursuant to which the Company agreed to repay  $12,500 on or before the earlier of (i) December 31, 2012 or (ii) the date that the Company (or a wholly owned subsidiary of the Company) consummates a merger or similar transaction with an operating business. BCM had previously advanced the  $12,500 on behalf of the Company. Prior to being refinanced, interest accrued on the outstanding principal balance of this loan on the basis of a 360-day year daily from January 24, 2006, the effective date of the loan, until it was paid in full at the rate of four percent (4%) per annum.

On April 15, 2008, Messrs. Rapp and Wagenheim and Clifford Chapman, a former director of the Company, loaned the Company  $5,000,  $3,000 and  $2,000, respectively. The Company issued promissory notes (each, a “April 15 Note” and together, the “April 15 Notes”) to Messrs Rapp, Wagenheim and Chapman. Prior to each April 15 Note being refinanced or repaid, as the case may be, each April 15 Note accrued interest at an annual rate of 8.25%, and such principal and all accrued interest was due and payable on or before the earlier of (i) the fifth anniversary of the date of such April 15 Note or (ii) the date on which the Company would have consummated a business combination with a private company in a reverse merger or reverse takeover transaction or other transaction after which the company would have ceased to be a shell company.

On March 16, 2009, the Company entered into a loan agreement with BCM pursuant to which the Company agreed to repay  $14,500 on or before the earlier of (i) March 16, 2014 or (ii) the date that the Company (or a wholly owned subsidiary of the Company) consummates a merger or similar transaction with an operating business. Prior to being refinanced, interest accrued on the outstanding principal balance of this loan at an annual rate of 8.25%.

On August 12, 2009, the Company entered into a loan agreement with BCM pursuant to which the Company agreed to repay  $12,000 on or before the earlier of (i) August 12, 2013 or (ii) the date that the Company (or a wholly owned subsidiary of the Company) consummates a merger or similar transaction with an operating business. Prior to being refinanced, interest accrued on the outstanding principal balance of this loan at an annual rate of 8.25%.

On March 31, 2011, the Company repaid a total of  $2,000 on principal and  $484 of accrued interest to Mr. Chapman for full satisfaction of his April 15 Note.

On May 27, 2011, the Company entered into a loan payable agreement for approximately  $120,000 with BCM, which consolidated all of the Company’s accrued interest-related party, related party advances and note payable-related party outstanding as of such date into one instrument as well as provided additional advances to the Company. The loan is payable upon the consummation of the Company’s initial business transaction, bears no interest and contains a waiver of any and all rights to the funds in the trust account resulting from the consummation of the proposed offering.

Michael Rapp, our President and director, Philip Wagenheim, our Secretary and director, and Jason Eiswerth, our director, all serve as management of BCM, a registered broker-dealer. BCM is also the lead underwriter of the Company’s initial public offering.

For the three and six months ended June 30, 2011, interest expense from notes payable — related party was  $521 and  $868, respectively. For the three and six months ended June 30, 2010, interest expense from notes payable — related party was  $878 and  $1,746, respectively.

NOTE 3 — NOTE PAYABLE — RELATED PARTY:

On March 9, 2007, the Company entered into a loan agreement with BCM, pursuant to which the Company agreed to repay  $12,500 on or before the earlier of (i) December 31, 2012 or (ii) the date that the Company (or a wholly owned subsidiary of the Company) consummates a merger or similar transaction with an operating business. BCM had previously advanced the  $12,500 on behalf of the Company. Interest shall accrue on the outstanding principal balance of this loan on the basis of a 360-day year daily from January 24, 2006, the effective date of the loan, until paid in full at the rate of four percent (4%) per annum. Clifford Chapman, our director, Michael Rapp, our President and director, and Philip Wagenheim, our Secretary and director, all serve as management of BCM, a registered broker-dealer.

On April 15, 2008, Michael Rapp, the President and a director of the Company, Philip Wagenheim, the Secretary and a director of the Company, and Clifford Chapman, a director of the Company, loaned the Company  $5,000,  $3,000 and  $2,000, respectively. The Company issued promissory notes (each the “April 15 Note” and together, the “April 15 Notes”) to Messrs Rapp, Wagenheim and Chapman, pursuant to which the principal amounts thereunder shall accrue interest at an annual rate of 8.25%, and such principal and all accrued interest shall be due and payable on or before the earlier of (i) the fifth anniversary of the date of the Note or (ii) the date the Company consummates a business combination with a private company in a reverse merger or reverse takeover transaction or other transaction after which the company would cease to be a shell company.

On March 16, 2009, the Company entered into a loan agreement with BCM, pursuant to which the Company agreed to repay  $14,500 on or before the earlier of (i) March 16, 2014 or (ii) the date that the Company (or a wholly owned subsidiary of the Company) consummates a merger or similar transaction with an operating business. Interest shall accrue on the outstanding principal balance of this loan at an annual rate of 8.25%. Clifford Chapman, our director, Michael Rapp, our President and director, and Philip Wagenheim, our Secretary and director, all serve as management of BCM, a registered broker-dealer.

On August 12, 2009, the Company entered into a loan agreement with BCM, pursuant to which the Company agreed to repay  $12,000 on or before the earlier of (i) August 12, 2013 or (ii) the date that the Company (or a wholly owned subsidiary of the Company) consummates a merger or similar transaction with an operating business. Interest shall accrue on the outstanding principal balance of this loan at an annual rate of 8.25%. Clifford Chapman, our director, Michael Rapp, our President and director, and Philip Wagenheim, our Secretary and director, all serve as management of BCM, a registered broker-dealer.

During the year ended December 31, 2010, the Company received a total of  $26,382 from BCM. The loans are due upon demand and have an imputed interest rate of 8.25% per annum. Clifford Chapman, our director, Michael Rapp, our President and director, and Philip Wagenheim, our Secretary and director, all serve as management of BCM, a registered broker-dealer.

For the years ended December 31, 2010 and 2009, interest expense was  $3,502 and  $2,642, respectively.

STOCKHOLDERS' DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
STOCKHOLDERS' DEFICIT

NOTE 4 — STOCKHOLDERS’ DEFICIT:

The Company is authorized by its Certificate of Incorporation to issue an aggregate of 85,000,000 shares of capital stock, of which 75,000,000 are shares of Common Stock and 10,000,000 are shares of preferred stock, par value  $0.0001 per share.

All outstanding shares of Common Stock are of the same class and have equal rights and attributes. The holders of Common Stock are entitled to one vote per share on all matters submitted to a vote of stockholders of the Company. All stockholders are entitled to share equally in dividends, if any, as may be declared from time to time by the Board of Directors out of funds legally available. In the event of liquidation, the holders of Common Stock are entitled to share ratably in all assets remaining after payment of all liabilities. The stockholders do not have cumulative or preemptive rights.

On March 1, 2006, the Company issued 4,218,750, 2,531,250, and 1,687,500 shares of Common Stock to Michael Rapp, Philip Wagenheim, and Clifford Chapman, respectively, for total cash consideration of  $30,000 or  $.004 per share.

On May 14, 2009, the Company issued 260,955 shares of Common Stock to Charles Allen for total cash consideration of  $928 or  $.004 per share.

On March 31, 2011, the Company repurchased 1,687,500 shares of Common Stock from Clifford Chapman for total cash consideration of  $6,000 which was recorded as treasury stock.

On April 28, 2011, the Company repurchased 260,955 shares of Common Stock from Charles Allen for total cash consideration of  $928, all of which was recorded as treasury stock.

Subsequent to the repurchase of the Allen and Chapman Common Stock, the treasury stock was cancelled.

As of June 30, 2011, 6,750,000 shares of Common Stock were issued and outstanding.

NOTE 4 — STOCKHOLDERS’ DEFICIT:

The Company is authorized by its Certificate of Incorporation to issue an aggregate of 85,000,000 shares of capital stock, of which 75,000,000 are shares of common stock, par value  $.0001 per share (the “Common Stock”) and 10,000,000 are shares of preferred stock, par value  $.0001 per share (the “Preferred Stock”).

All outstanding shares of Common Stock are of the same class and have equal rights and attributes. The holders of Common Stock are entitled to one vote per share on all matters submitted to a vote of stockholders of the Company. All stockholders are entitled to share equally in dividends, if any, as may be declared from time to time by the Board of Directors out of funds legally available. In the event of liquidation, the holders of Common Stock are entitled to share ratably in all assets remaining after payment of all liabilities. The stockholders do not have cumulative or preemptive rights.

On March 1, 2006, the Company issued 4,218,750, 2,531,250, and 1,687,500 shares to Michael Rapp, Philip Wagenheim, and Clifford Chapman, respectively, for total cash consideration of  $30,000 or  $.004 per share.

On May 14, 2009, the Company issued 260,955 shares to Charles Allen, for total cash consideration of  $927.84 or  $.004 per share.

As of December 31, 2010 and 2009, 8,698,455 shares of Common Stock were issued and outstanding.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS

NOTE 5 — SUBSEQUENT EVENTS:

On July 27, 2011, the Company amended the loan payable agreement for approximately  $120,000 that it had previously issued to BCM on May 27, 2011. The amendment to the loan payable agreement amends the waiver of BCM contained in the loan payable agreement to the effect that BCM waives any and all rights to the trust account that will hold the proceeds of the IPO and the proceeds of the sale of the securities issued in a private placement to be consummated concurrently with the completion of the initial business combination of the Company. Except as modified by the amendment, the loan payable agreement will continue in full force and effect.

NOTE 6 — SUBSEQUENT EVENTS:

Related Party Transactions

During the three months ended March 31, 2011, the Company received a total of  $14,795 from BCM. The loans are due upon demand and have an imputed interest rate of 8.25% per annum. Clifford Chapman, our director, Michael Rapp, our President and director, and Philip Wagenheim, our Secretary and director, all serve as management of BCM, a registered broker dealer.

During the three months ended March 31, 2011, the Company repaid a total of  $2,000 on principal and  $484 of accrued interest to Clifford Chapman for full satisfaction of debt.

Stockholder Transactions

In March and April of 2011 the Company entered into separate agreements with two Stockholders to repurchase all of their outstanding shares, a total of 1,948,455 shares, for a total purchase of approximately  $7,000. In connection with those agreements the Company also agreed to repay all outstanding Notes Payable to those stockholders, including accrued interest. Total amounts repaid for Notes Payable and accrued interest was approximately  $2,500. The funding for both the repurchase of the shares and the repayment of the Notes Payable and accrued interest was provided by BCM under additional Note payable agreements.

Stock Split

The Company effectuated a 4.21875 for 1 forward stock split on May 20, 2011. Unless otherwise noted, all share and per share amounts in this filing have been retroactively restated to reflect such post-forward stock split amounts.

Also on May 20, 2011 the Company changed its name from Plastron Acquisition Corp. II to Committed Capital Acquisition Corporation.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
INCOME TAXES

NOTE 5 — INCOME TAXES:

At December 31, 2010 and 2009, the Company had a federal operating loss carryforward of approximately  $110,222 and  $79,781 respectively, which begins to expire between 2026 and 2029.

Components of net deferred tax assets, including a valuation allowance, are as follows at December 31:

	2010	2009
Deferred tax assets:
Net operating loss carryforward	$110,222	$79,781
Total deferred tax assets	38,578	27,923
Less: Valuation Allowance	(38,578)	(27,923)
Net Deferred Tax Assets	$—	$—

The valuation allowance for deferred tax assets as of December 31, 2010 and 2009 was  $38,578 and  $27,923, respectively. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of December 31, 2010 and 2009, and recorded a full valuation allowance.

Reconciliation between the statutory rate and the effective tax rate is as follows for the years ended December 31:

	2010	2009
Federal statutory tax rate	(35.0)%	(35.0)%
Change in valuation allowance	35.0%	35.0%
Effective tax rate	0.0%	0.0%